Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Group's Allowance for Doubtful Accounts/Expected Credit Losses
The following table summarized the details of the Group’s allowance for doubtful accounts/expected credit losses:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	2,250	3,228	2,201
Deconsolidation of CEIBS Publishing Group	—	—	(191)
Reverse of doubtful accounts due to subsequent collection	(2,841)	—	—
Provision/(Reverse) for doubtful accounts/expected credit losses	3,819	(1,027)	(252)

Balance at end of the year	3,228	2,201	1,758

Schedule of Property Plant and Equipment Useful Life
The estimated useful life of each asset category is as follows:

Category	Estimated useful lives
Leasehold improvement	Shorter of the lease term or the estimated useful lives of the assets
Electronic equipment	3-5 years
Furniture	5 years
Software purchased	5 years
Vehicles	5 years

Schedule of Disaggregated Revenue

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Corporate learning solutions
- Subscription-based	368,176	347,829	301,796
- Non-subscription-based	56,099	63,993	23,783

	424,275	411,822	325,579
Others
- Sales of software developed and related maintenance service	6,361	12,194	5,611

	430,636	424,016	331,190

Schedule of Changes in Deferred Revenue
Changes in deferred revenue were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	203,698	228,356	247,437
Additions to deferred revenue	455,294	443,097	332,819
Recognition of deferred revenue	(430,636)	(424,016)	(331,190)
Deconsolidation of CEIBS Publishing Group	—	—	(65,928)

Balance at end of the year	228,356	247,437	183,138